SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	12 Months Ended
Dec. 31, 2024
Stockholders' Equity Note [Abstract]
SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS	SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS

Authorized share capital is as follows:

(in thousands of $, except share data)	2024	2023
300,000,000 common shares of $0.01 par value each (December 31, 2023: 300,000,000 common shares of $0.01 par value each)	3,000	3,000

Issued and fully paid share capital is as follows:

(in thousands of $, except share data)	2024	2023
146,803,619 common shares of $0.01 par value each (December 31, 2023: 138,562,173 common shares of $0.01 par value each)	1,468	1,386

The Company's common shares are listed on the New York Stock Exchange.

Convertible bonds

On April 23, 2018, the Company issued a 4.875% senior unsecured convertible bond totaling $150.0 million. Additional bonds were issued on May 4, 2018 at a principal amount of $14.0 million. The bonds were convertible into common shares and matured on May 1, 2023. As required by ASC 470-20 "Debt with Conversion and Other Options", the Company calculated the equity component of the convertible bond, which was valued at $7.9 million at issue date and recorded as "Additional paid-in capital". During the year ended December 31, 2021, the Company purchased bonds with principal amount totaling $2.0 million. The equity component of these extinguished bonds was valued at $0.1 million and had been deducted from "Additional paid-in capital". In May 2023, the Company redeemed the full outstanding amount under the 4.875% senior unsecured convertible bonds due 2023. The remaining outstanding principal of $84.9 million was settled in cash.

In April 2018, the Company issued a total of 3,765,842 new common shares, par value $0.01 per share, from up to 7,000,000 issuable under a share lending arrangement in relation with the Company's issuance of 4.875% senior unsecured convertible bonds in April and May 2018. The shares issued had been loaned to affiliates of the underwriters of the bond issue in order to assist investors in the bonds to hedge their position. During the year ended December 31, 2023, 3,765,142 of the loaned shares were transferred into the custody of another counterparty under a general share lending agreement. It was determined that the transaction qualified for equity classification, and as of the date of inception and as of December 31, 2023, the fair value was determined to be nil. During the year ended December 31, 2024, the Company cancelled the remaining 700 shares, which were previously held by the Company’s transfer agent.
In November 2016, in relation with the Company's issue in October 2016 of senior unsecured convertible bonds totaling $225 million, the Company issued 8,000,000 new shares of par value $0.01 each. The shares were issued at par value and had been loaned to an affiliate of one of the underwriters of the bond issue, in order to assist investors in the bonds to hedge their position. The bonds were convertible into the Company's common shares and matured on October 15, 2021. In December 2021, the Company entered into a general share lending agreement with another counterparty and the 8,000,000 shares were transferred into their custody. It was determined that the transaction qualified for equity classification, and as of the date of inception and as of December 31, 2024 the fair value was determined to be nil (December 31, 2023: nil).

Issuance of shares

During the year ended December 31, 2024, the Company issued a total of 8,000,000 common shares at a public offering price of $12.50 per share in connection with an underwritten U.S. public offering.

During the year ended December 31, 2024, the Company issued a total of 242,146 new shares after 510,000 share options were exercised. During the year ended December 31, 2023, no share options were exercised. (See also Note 24: Share Option Plan).

On April 12, 2022, the Board of Directors authorized a renewal of our dividend reinvestment plan (“DRIP”), to facilitate investments by individual and institutional shareholders who wish to invest dividend payments received on shares owned, or other cash amounts, in the Company’s common shares on a regular or one time basis, or otherwise. On April 15, 2022, the Company filed a registration statement on Form F-3ASR (Registration No. 333-264330) to register the sale of up to 10,000,000 common shares pursuant to the DRIP. If certain waiver provisions in the DRIP are requested and granted pursuant to the terms of the plan, the Company may grant additional share sales to investors, from time to time, up to the amount registered under the plan.

In May 2020, the Company entered into an equity distribution agreement with BTIG LLC (“BTIG”) under which the Company may, from time to time, offer and sell new common shares having aggregate sales proceeds of up to $100.0 million through an ATM program (the “2020 ATM Program”). The Company had sold 11.4 million of our common shares, and received net proceeds of $90.2 million, under the 2020 ATM Program. In April 2022, the Company entered into an amended and restated equity distribution agreement with BTIG, under which the Company may, from time to time, offer and sell new common shares up to $100.0 million, through an ATM program with BTIG (the “2022 ATM Program”). Under this agreement, the prior 2020 ATM Program established in May 2020 was terminated and replaced with the renewed 2022 ATM Program. On April 28, 2023, in connection with the 2022 ATM Program, the Company filed a new registration statement on Form F-3ASR (Registration No. 333-271504) and an accompanying prospectus supplement with the SEC to register the offer and sale of up to $100.0 million common shares pursuant to the 2022 ATM Program. No common shares have been sold under the 2022 ATM Program.

No new common shares were issued and sold under the DRIP and ATM arrangements during the years ended December 31, 2024 and December 31, 2023.

Cancellation of shares

In April 2018, the Company issued 3,765,842 common shares under a share lending arrangement in relation with the issuance of senior unsecured convertible bonds. As of December 31, 2023, 3,765,142 common shares were transferred under a general share lending agreement into the custody of another counterparty, with a fair value determined to be nil. In 2024, the remaining 700 shares held by the transfer agent were canceled.

Repurchase of shares

On May 8, 2023, the Board of Directors authorized the repurchase of up to an aggregate of 100 million of the Company’s common shares (“Share Repurchase Program”). The authorization was reconfirmed during the year ended December 31, 2024 and is valid until June 2025. As of December 31, 2024 and December 31, 2023, 1,095,095 shares were repurchased by the Company under its Share Repurchase Program, at an average price of approximately $9.27 per share, with principal amounts totaling $10.2 million, and held as treasury stock. The Company has approximately $90 million remaining under the authorized Share Repurchase Program as of December 31, 2024 and December 31, 2023. The specific timing and amounts of the repurchases will be in the sole discretion of the Company and may vary based on market conditions and other factors. The Company is not obligated under the terms of the program to repurchase any of its common shares.

During the year ended December 31, 2024, $6.9 million in dividends were paid from contributed surplus (December 31, 2023: nil).